BANK BORROWINGS	12 Months Ended
Dec. 31, 2023
Broker-Dealer [Abstract]
BANK BORROWINGS

NOTE－10 BANK BORROWINGS

Bank borrowings consisted of the following:

	Terms of	Annual	As of December 31,
	repayments	interest rate	2023	2022
			$’000	$’000

Term loans	2 to 5 years	2.5% - 3.5%	1,521	2,502
Trust receipts	Within 12 months	6.34%	3,498	6,826
Bank overdraft	Within 12 months	-%	-	281
Mortgage loan	10 years	-%	-	2,428

Total			5,019	12,037

Representing
Within 12 months			4,588	8,862
Over 1 year			431	3,175

			5,019	12,037

As of December 31, 2023 and 2022, bank borrowings were obtained from several financial institutions in Singapore, which bear annual interest at a fixed rate from 2.5% to 3.5% and are repayable in 12 months to 5 years .

The Company’s bank borrowings are guaranteed under the personal from Mr. James Lim and Ms. Lee NG and mortgage of leasehold property at 22 Gul Avenue, Singapore 629662. However, the leasehold property at 22 Gul Avenue, Singapore 629662 has been sold on November 30, 2023.